Equipment Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) on sale of leasing equipment	$ 12,369	$ 58,615	$ 115,665
Equipment Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) on sale of leasing equipment	(4,337)	(7,144)	(887)
Equipment, net of selling costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) on sale of leasing equipment	74,114	65,759	116,552
Finance Lease
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) on sale of leasing equipment	$ (57,408)	$ 0	$ 0